TAXATION - Factors affecting future tax charges (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of expected tax charge
Current tax payable				$ 233	$ 231
Provision for uncertain tax positions				201
Impact of US Tax Reform				32
Tax benefit recognized from appeal				$ 0
UK corporation tax rate (as a percent)				19.30%	20.00%	20.30%
US corporation tax rate (as a percent)				35.00%
Profit before taxation				$ 879	$ 1,062	$ 559
Expected taxation at UK statutory rate				169	212	113
Differences in overseas taxation rates				48	34	52
Disposal of the Gynaecology business					56
Benefit of US Manufacturing deduction				(9)	(7)	(7)
R&D credits				(3)	(3)	(6)
Tax losses not recognised				10	1	11
Utilisation of previously unrecognised tax losses				(6)	(9)
US tax reform				(32)
Expenses not deductible for tax purposes				11	23	14
Change in tax rates				(5)	1	(3)
Adjustments in respect of prior years				(71)	(30)	(25)
Total taxation as per the income statement				$ 112	$ 278	$ 149
Forecast
Reconciliation of expected tax charge
UK corporation tax rate (as a percent)	17.00%	19.00%
US corporation tax rate (as a percent)			21.00%